Components of Gross and Net Intangible Asset Balances (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Sep. 28, 2013
Acquired Intangible Assets [Line Items]
Definite-lived and amortizable acquired intangible assets, Gross Carrying Amount	$ 7,127	$ 6,081
Definite-lived and amortizable acquired intangible assets, Accumulated Amortization	(3,085)	(2,002)
Definite-lived and amortizable acquired intangible assets, Net Carrying Amount	4,042	4,079
Indefinite-lived and non-amortizable acquired intangible assets	100	100
Total acquired intangible assets, Net Carrying Amount	$ 4,142	$ 4,179